RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party expenses	$ 72,500	$ 90,000
A Related Party [Member]
Convertible promissory note	$ 200,000